UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:	12/31/2006

Check here if Amendment 		[  ] Amendment Number: ______
This Amendment (Check only one.):	[  ] is a restatement.
						[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:		STOCKMAN ASSET MANAGEMENT
Address:	2700 King Avenue West
		P.O. Box 80850
		Billings, MT  59108-0850

Form 13F File Number 28-________________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:		Gary R. Lucas
Title:	CEO
Phone:	(406) 655-3960

Signature, Place, and Date of Signing:

	Gary R. Lucas		Billings, Montana 	02/12/2007
	Signature			City, State			Date

Report Type (Check only one.):
	[X]	13F Holdings Report
	[ ]  	13F Notice
	[ ]	13F Combination Report

List of Other Managers Reporting for this Manager:	NONE

FORM 13F SUMMARY PAGE


Report Summary:



Number of Other Included Managers:		0


Form 13F Information Table Entry Total:	26


Form 13F Information Table Value Total:	$128,229 (in thousands)





List of Other Included Managers:	NONE



Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is files, other than the manager filing this report.

[If there are no entries in this list, state ?NONE? and omit the column headings and list entries.]

	NONE

FORM 13F INFORMATIONAL TABLE
			VALUE	SHARES/	SH	PUT/	INVESTMT	OTHER	VOTING AUTHORITY
NAME OF ISSUER	TITLE OF CLASS	CUSIP	(x$1000)	PRN AMNT	SH	CALL	DSCRETN	MANAGERS	SOLE	SHARED	NONE
ASTRAZENECA PLC	SPONSORED ADR	046353108	4747	88637	SH		SOLE		1160	0	87477
AVON PRODS INC	COM	054303102	5396	163326	SH		SOLE		2330	0	160996
BANK OF AMERICA CORPORATION	COM	060505104	5493	102875	SH		SOLE		1280	0	101595
BRISTOL MYERS SQUIBB CO	COM	110122108	5019	190686	SH		SOLE		2800	0	187886
CITIGROUP INC	COM	172967101	5817	104437	SH		SOLE		1400	0	103037
GANNETT INC	COM	364730101	5254	86896	SH		SOLE		1220	0	85676
GLAXOSMITHKLINE PLC	SPONSORED ADR	37733W105	4759	90207	SH		SOLE		1390	0	88817
HOME DEPOT INC	COM	437076102	5252	130780	SH		SOLE		1910	0	128870
HONEYWELL INTL INC	COM	438516106	5188	114670	SH		SOLE		1670	0	113000
INGERSOLL-RAND COMPANY LTD	CL A	G4776F101	4811	122950	SH		SOLE		1830	0	121120
ISHARES TR	RUSL 3000 VALU	464287663	206	1912	SH		SOLE		0	0	1912
JOHNSON & JOHNSON	COM	478160104	4809	72834	SH		SOLE		1110	0	71724
JP MORGAN CHASE & CO	COM	46625H100	5171	107069	SH		SOLE		1460	0	105609
KIMBERLY CLARK CORP	COM	494368103	5164	75996	SH		SOLE		1050	0	74946
LILLY ELI & CO	COM	532457108	4527	86883	SH		SOLE		1290	0	85593
MBIA INC	COM	55262C100	5580	76370	SH		SOLE		1160	0	75210
PFIZER INC	COM	717081103	4759	183738	SH		SOLE		2820	0	180918
SARA LEE CORP	COM	803111103	5159	302905	SH		SOLE		4420	0	298485
ST PAUL TRAVELERS INC	COM	792860108	5249	97773	SH		SOLE		1460	0	96313
TYCO INTL LTD NEW	COM	902124106	5421	178323	SH		SOLE		2550	0	175773
UNILEVER N V	N Y SHS NEW	904784709	5462	200450	SH		SOLE		2800	0	197650
US BANCORP DEL	COM NEW	902973304	5597	154645	SH		SOLE		2100	0	152545
UNITED TECHNOLOGIES CORP	COM	913017109	4781	76474	SH		SOLE		500	0	75974
WACHOVIA CORP 2ND NEW	COM	929903102	4895	85950	SH		SOLE		1280	0	84670
WASHINGTON MUT INC	COM	939322103	4846	106534	SH		SOLE		1630	0	104904
WYETH	COM	983024100	4867	95579	SH		SOLE		1390	0	94189